Geographical Information (Details) - Schedule of Geographic Areas - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical Information (Details) - Schedule of Geographic Areas [Line Items]
Revenues	$ 10,008	$ 5,859	$ 6,509
America [Member]
Geographical Information (Details) - Schedule of Geographic Areas [Line Items]
Revenues	3,863	5,422	6,402
Europe [Member]
Geographical Information (Details) - Schedule of Geographic Areas [Line Items]
Revenues	$ 6,145	$ 437	$ 107